Trade and Other Payables (Details 1) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Disclosure of provision matrix [line items]
Trade payables	$ 42,063	$ 104,258
Current [Member]
Disclosure of provision matrix [line items]
Trade payables	12,456	23,587
1 to 3 months [Member]
Disclosure of provision matrix [line items]
Trade payables	8,504	57,637
3 months or more [Member]
Disclosure of provision matrix [line items]
Trade payables	$ 21,104	$ 23,034